Employee benefit obligations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Best estimate of contributions expected to be paid to defined benefit schemes	$ 8	$ 8
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (21)	(19)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 24	22
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (11)	(9)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 12	9
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (11)	(10)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 12	11
Impact of increasing the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 7	$ 7